Accumulated other comprehensive income/(loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (3,140)	$ 1,793	$ 3,035
Other comprehensive income from continuing operations	0
Other comprehensive income from discontinued operations	11
Other comprehensive (loss)/income	11	(13)	(6)
Ending balance	(3,716)	(3,140)	1,793
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(26)	(13)	(7)
Other comprehensive (loss)/income		(13)
Ending balance	(15)	(26)	(13)
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2)	0
Other comprehensive income from continuing operations	0
Other comprehensive income from discontinued operations	0
Other comprehensive (loss)/income		(2)
Ending balance	(2)	(2)	0
Share in unrealized losses from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(28)	(13)
Other comprehensive income from continuing operations	0
Other comprehensive income from discontinued operations	9
Other comprehensive (loss)/income		(15)
Ending balance	(19)	(28)	(13)
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	4	0
Other comprehensive income from continuing operations	0
Other comprehensive income from discontinued operations	2
Other comprehensive (loss)/income		4
Ending balance	$ 6	$ 4	$ 0